Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended		79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenue					$ 15,887
Cost of Revenue					12,840
Gross Profit					3,047
General and administration	441,086	341,646	893,975	774,840	15,947,764
Selling and marketing	124,056	69,077	174,068	122,338	1,112,627
Software development costs	900		900		825,192
Foreign exchange loss (gain)	(19,653)	17,824	(12,294)	21,406	(22,602)
Depreciation	22,142	22,142	44,284	44,284	240,164
Interest and financing costs	4,533	12,699	7,494	38,696	216,795
Change in fair value on convertible promissory note	(333,612)	53,234	(34,003)	53,234	116,764
Gain on extinguishment of convertible promissory note	(46,667)		(46,667)		(46,667)
Loss on disposal of equipment					6,530
	192,785	516,622	1,027,757	1,054,798	18,396,567
Net Loss and Comprehensive Loss	$ (192,785)	$ (516,622)	$ (1,027,757)	$ (1,054,798)	$ (18,393,520)
Basic and diluted net loss per share (in Shares)	(0.001)	(0.004)	(0.003)	(0.008)
Basic and diluted net loss per share (in Dollars per share)	$ 296,720,662	$ 142,942,317	$ 294,063,703	$ 133,265,424